Annual Operating Expenses {- Fidelity® Total Market Index Fund} - 02.28 Fidelity Index Funds Combo PRO-11 - Fidelity® Total Market Index Fund - Fidelity Total Market Index Fund	Apr. 29, 2021
Operating Expenses:
Management fee	0.015%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.015%